T. ROWE PRICE Target 2010 Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 62.0%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  13,623 189 275 2,914,101 13,842
New Income Fund  12,192 238 268 1,555,430 12,615
International Bond Fund (USD
Hedged)  4,237 237 91 525,340 4,465
Emerging Markets Bond Fund  2,965 68 62 328,111 3,061
Dynamic Global Bond Fund  2,874 87 58 373,497 2,876
High Yield Fund  2,775 70 53 480,169 2,867
U.S. Treasury Long-Term Index
Fund  2,234 39 60 307,446 2,374
Dynamic Credit Fund  1,156 31 25 132,282 1,172
Floating Rate Fund  1,057 30 162 99,815 927
Total Bond Mutual Funds (Cost $46,660) 44,199
EQUITY MUTUAL FUNDS 35.4%
T. Rowe Price Funds:
Value Fund  3,597 23 82 75,067 3,723
Growth Stock Fund  3,357 22 189 31,340 3,312
Hedged Equity Fund  2,478 16 89 204,219 2,549
U.S. Large-Cap Core Fund  2,366 16 34 56,571 2,465
Equity Index 500 Fund  1,777 192 75 13,596 2,024
Overseas Stock Fund  1,805 12 51 130,935 1,825
International Value Equity Fund  1,720 11 27 95,816 1,780
Real Assets Fund  1,624 31 29 110,490 1,690
International Stock Fund  1,532 10 43 74,837 1,587
Mid-Cap Growth Fund  907 6 43 8,231 903
Mid-Cap Value Fund  851 5 47 23,217 837
Emerging Markets Discovery Stock
Fund  613 4 11 43,608 628
Emerging Markets Stock Fund  518 4 9 15,181 532
Small-Cap Value Fund  510 3 25 9,033 519
Small-Cap Stock Fund  475 3 6 7,924 503
New Horizons Fund (2) 379 2 6 6,762 396
Total Equity Mutual Funds (Cost $17,415) 25,273
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  9 235 236 82 8
Total Other Mutual Funds (Cost $8) 8

T. ROWE PRICE Target 2010 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.6%
Money Market Funds  2.6%
T. Rowe Price U.S. Treasury
Money Fund, 5.36% (3) 1,638 474 241 1,871,352 1,871
Total Short-Term Investments (Cost $1,871) 1,871
Total Investments in Securities 100.0%
(Cost $65,954) $ 71,351
Other Assets Less Liabilities (0.0)% (29)
Net Assets 100.0% $ 71,322
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2010 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ — $ 10 $ 23
Dynamic Global Bond Fund  (2) (27) 42
Emerging Markets Bond Fund  (8) 90 49
Emerging Markets Discovery Stock Fund  1 22 —
Emerging Markets Stock Fund  1 19 —
Equity Index 500 Fund  2 130 6
Floating Rate Fund  (4) 2 23
Growth Stock Fund  106 122 —
Hedged Equity Fund  16 144 —
High Yield Fund  (4) 75 52
International Bond Fund (USD Hedged)  (7) 82 42
International Stock Fund  10 88 —
International Value Equity Fund  4 76 —
Limited Duration Inflation Focused Bond Fund  (14) 305 23
Mid-Cap Growth Fund  8 33 —
Mid-Cap Value Fund  12 28 —
New Horizons Fund  1 21 —
New Income Fund  (35) 453 154
Overseas Stock Fund  21 59 —
Real Assets Fund  1 64 —
Small-Cap Stock Fund  1 31 —
Small-Cap Value Fund  8 31 —
Transition Fund  (1) — —
U.S. Large-Cap Core Fund  9 117 —
U.S. Treasury Long-Term Index Fund  (17) 161 23
Value Fund  13 185 —
U.S. Treasury Money Fund, 5.36% — — 24
Totals $ 122# $ 2,321 $ 461+

T. ROWE PRICE Target 2010 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $461 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2010 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2010 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.
The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the
Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2010 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F183-054Q1 08/24